Plan Description (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Minimum age for participant to qualify	18 years
Automatic deferral rate (in percent)	3.00%
Annual automatic increase in participant deferral rate (percent)	1.00%
Maximum annual participant contribution rate, as percentage of compensation (in percent)	8.00%
Company's match on participants' elective deferral contributions (percent)	100.00%
Eligible compensation subject to Company's match (percent)	4.00%
Administrative expenses paid using forfeitures	$ 164,900
Employer contributions reduced by forfeitures	982,597	$ 1,060,195
Unallocated forfeitures	$ 217,968	$ 454,612
Maximum borrowing, to total account, percentage (in percent)	50.00%
Maximum borrowing, amount	$ 50,000
Loan borrowing term	5 years
Principal dwelling borrowing term	10 years
Interest in participant's account securing loan (in percent)	50.00%
EBP, Discretionary Employer Contribution
EBP, Description of Plan [Line Items]
Maximum vesting age | yr	65
EBP, Discretionary Employer Contribution | Tranche One
EBP, Description of Plan [Line Items]
Vesting rate on employer discretionary and matching contributions (in percent)	50.00%
Vesting service period	1 year
EBP, Discretionary Employer Contribution | Tranche Two
EBP, Description of Plan [Line Items]
Vesting rate on employer discretionary and matching contributions (in percent)	100.00%
Vesting service period	2 years